Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 2,913,254
Property, plant and equipment	$ 4,090,094	$ 2,913,254
Additions from deliveries of vessels and corresponding drydock | vessel	8
Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,186,879	3,250,406
Additions	346,005	107,215
Vessels acquired in merger with NPTI	1,131,250
Disposal of vessels	(187,848)	(170,742)
Write-offs	(3,750)
Property, plant and equipment	4,472,536	3,186,879
Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(273,625)	(162,653)
Charge for the period	(141,418)	(121,461)
Disposal of vessels	28,851	10,489
Write-offs	3,750
Property, plant and equipment	(382,442)	(273,625)
Vessels [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,880,580
Property, plant and equipment	4,041,945	2,880,580
Vessels [member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,126,790	3,188,367
Additions	333,338	105,415
Vessels acquired in merger with NPTI	1,113,618
Disposal of vessels	(184,098)	(166,992)
Write-offs	0
Property, plant and equipment	4,389,648	3,126,790
Vessels [member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(246,210)	(146,063)
Charge for the period	(127,369)	(109,433)
Disposal of vessels	25,876	9,286
Write-offs	0
Property, plant and equipment	(347,703)	(246,210)
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	32,674
Property, plant and equipment	48,149	32,674
Drydock [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	60,089	62,039
Additions	12,667	1,800
Vessels acquired in merger with NPTI	17,632
Disposal of vessels	(3,750)	(3,750)
Write-offs	(3,750)
Property, plant and equipment	82,888	60,089
Drydock [Member] | Accumulated depreciation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(27,415)	(16,590)
Charge for the period	(14,049)	(12,028)
Disposal of vessels	2,975	1,203
Write-offs	3,750
Property, plant and equipment	$ (34,739)	$ (27,415)